Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cost:
Cost	$ 59,671	$ 44,423
Accumulated depreciation:
Accumulated depreciation	43,070	35,908
Depreciated cost	16,601	8,515
Computers and peripheral equipment [Member]
Cost:
Cost	41,648	32,349
Accumulated depreciation:
Accumulated depreciation	35,841	29,328
OfficeFurnitureAndEquipmentMember
Cost:
Cost	8,618	5,602
Accumulated depreciation:
Accumulated depreciation	4,440	4,013
BuildingsAndLeaseholdImprovementMember
Cost:
Cost	9,405	6,472
Accumulated depreciation:
Accumulated depreciation	$ 2,789	$ 2,567